Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segments [Domain Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (46)	€ 134	€ (45)	€ 134
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	0	0
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(1)	(1)	0	0
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(45)	135	(45)	135
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	0	0
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 0	€ 0	€ 0	€ (1)